Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Transactions with Related Parties
The compensation of key management personnel of the Group is analysed as follows:

	2019	2018	2017
Directors’ fee	400	387	270
Short-term employee benefits	1,704	1,875	1,853
Social security contributions and defined contribution plans	563	500	500
Employee Benefit Obligations	118	110	133

Total	2,785	2,872	2,756

December 31, 2019

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd.	36,442	124	3,619	124
Nars Miami LLCC	646	—	169	—
Natuzzi Design S.a.s.	1,686	—	1,013	—
Natuzzi Arredamenti S.r.l.	842	—	367	—
Natuzzi Sofa S.r.l.	249	—	67	—

Total	39,865	124	5,235	124

December 31, 2018

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd.	12,589	1,001	7,383	1,001
Nars Miami LLCC	776	—	191	—
Natuzzi Design S.a.s.	1,750	—	1,338	—
Natuzzi Arredamenti S.r.l.	1,010	—	343	—
Natuzzi Sofa S.r.l.	291	—	78	—
NA.FO. S.r.l.	—	—	—	3

Total	16,416	1,001	9,333	1,004

December 31, 2017

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Nars Miami LLCC	742	—	70	—
Natuzzi Design S.a.s.	1,591	—	930	—
Natuzzi Arredamenti S.r.l.	946	—	329	—
Natuzzi Sofa S.r.l.	310	—	78	—
NA.FO. S.r.l.	4	—	—	8

Total	3,593	—	1,407	8